LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended										12 Months Ended
	Jan. 13, 2025 CAD ($) $ / shares shares	Dec. 01, 2023 CAD ($) $ / shares	Jul. 07, 2023 USD ($)	Jan. 31, 2025 CAD ($) $ / shares	Apr. 30, 2024	Feb. 20, 2024 CAD ($) $ / shares shares	May 31, 2023 CAD ($)	May 31, 2023 USD ($)	May 19, 2023	Dec. 31, 2022 CAD ($) $ / shares	Aug. 31, 2022 CAD ($) $ / shares	Aug. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Apr. 01, 2024 USD ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 CAD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Mar. 31, 2023 USD ($)
Disclosure Of Loans Payable [Line Items]
Finance charges															$ 339	$ 206
Loss on extinguishment of loan payable															$ 0	$ 2,355
Risk free interest rate															2.72%	3.66%
Dividend yield															0.00%	0.00%
Expected volatility															54.00%	52.00%
Loan Amendment [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion on loan payable (shares) | shares																545,702
A&R Loan Facility [Member]
Disclosure Of Loans Payable [Line Items]
Conversion on loan payable (shares) | shares															429,800
Beedie Capital ("Beedie") [Member] | Amended Facility [Member]
Disclosure Of Loans Payable [Line Items]
Risk free interest rate									4.00%
Dividend yield									0.00%
Expected volatility									51.00%
Expected life in years									2 years
Beedie Capital ("Beedie") [Member] | Amended Facility [Member] | Second Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Effective interest rate on liability									14.60%
Loss on extinguishment of loan payable								$ 1,400
Transaction costs								$ 100
Derivative loan liability fair value																						$ 400
Financial liabilities																						2,700
Face value of the debt							$ 4.2															$ 3,100
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Loan extension fee										$ 0.2
Conversion price per share | $ / shares										$ 7.34
Remaining undrawn available from original loan facility										$ 12.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | First Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Loan extension fee											$ 0.2
Conversion price per share | $ / shares											$ 7.34
Gain on extension of loan payable												$ 300
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Second Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility							$ 25.0																$ 20.0
Effective interest rate on liability					8.00%		10.00%	10.00%
Addition to loan facility							$ 5.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares										$ 14.3
Additions to loan payable										$ 5.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Fourth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares										$ 11.16
Additions to loan payable										$ 3.0
Beedie Capital ("Beedie") [Member] | A&R Loan Facility [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility		$ 4.2		$ 30.9										$ 30.9
Conversion price per share | $ / shares	$ 3.64	$ 6		$ 6		$ 3.49								$ 6
Effective interest rate on liability		14.60%
Conversion of loan facility, converted amount	$ 1.5					$ 1.5
Additional draw down		$ 12.2
Fair value of derivative loan liabilities																$ 600		$ 100		$ 900
Conversion of loan facility, shares issued | shares	412,088					429,800
Finance charges															$ 300	$ 200
Derivative loan liability fair value																				11,200
Face value of the debt		16.4																		$ 12,100
Principal amount of loan		50.0																			$ 25.0
Accrued interest amount														$ 2.5
Accrued fees amount														0.8
Amendment fee		0.1
Outstanding principal amount				$ 16.4										$ 16.4
Principal repayment				$ 2.0
Reduction in accrued interest and accrued fees																	$ 0
Beedie Capital ("Beedie") [Member] | A&R Loan Facility [Member] | Fifth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility		$ 4.2
Conversion price per share | $ / shares		$ 6
Additions to loan payable		$ 12.2
Additional draw down		12.2
Principal amount of loan		16.4
Nova Royalty Corp [Member] | A&R Loan Facility [Member]
Disclosure Of Loans Payable [Line Items]
Accrued interest amount		2.0
Accrued fees amount		$ 0.8
Paid-in-kind interest rate		10.00%																		10.00%
Castle Mountain Acquisition [Member]
Disclosure Of Loans Payable [Line Items]
Stated rate percentage													4.00%											12.00%
Additions to loan payable													$ 5,000
Accrued interest amount																			$ 700					$ 300
Principal repayment			$ 4,300